Nota 21 - Non-current assets and disposal groups classified as held for sale. Non-current assets and disposal groups classified as held for sale Changes in the year (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning	[1]	€ 3,079,000,000		€ 2,001,000,000
Changes Impairment Abstract
Cost At The End	[1]	85,987,000,000		3,079,000,000		€ 2,001,000,000
Foreclosures [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		1,648,000,000		2,211,000,000		6,207,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		285,000,000		665,000,000		692,000,000
Contributions From Merger Transactions Cost		0		2,000,000		0
Retirements (Sales And Other Decrease) Cost		(288,000,000)		(1,023,000,000)		(4,489,000,000)
Transfers Other Movements And Exchange Differences Cost	[2]	(228,000,000)		(207,000,000)		(199,000,000)
Contributions For Incorporation Of Companies To The Group		(19,000,000)
Cost At The End		1,398,000,000		1,648,000,000		2,211,000,000
Foreclosures [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		411,000,000		504,000,000		1,154,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		74,000,000		67,000,000		204,000,000
Retirements Due To Companies In The Process Of Sale		0		5,000,000		2,000,000
Contributions From Merger Transactions Cost		0		0		0
Retirements (Sales And Other Decrease) Cost		(56,000,000)		(164,000,000)		(830,000,000)
Transfers Other Movements And Exchange Differences Cost		(42,000,000)		(1,000,000)		(26,000,000)
Contributions For Incorporation Of Companies To The Group		(1,000,000)
Cost At The End		386,000,000		411,000,000		504,000,000
Assets From Property Plant And Equipment [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		258,000,000		389,000,000		371,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		0	[3]	10,000,000	[4]	4,000,000	[5]
Contributions From Merger Transactions Cost		0	[3]	0	[4]	0	[5]
Retirements (Sales And Other Decrease) Cost		(45,000,000)	[3]	(206,000,000)	[4]	(227,000,000)	[5]
Transfers Other Movements And Exchange Differences Cost	[2]	180,000,000	[3]	65,000,000	[4]	241,000,000	[5]
Contributions For Incorporation Of Companies To The Group	[3]	(2,000,000)
Cost At The End		391,000,000		258,000,000		389,000,000
Assets From Property Plant And Equipment [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		132,000,000		124,000,000		194,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		29,000,000	[3]	5,000,000	[4]	2,000,000	[5]
Retirements Due To Companies In The Process Of Sale		0	[3]	0	[4]	0	[5]
Contributions From Merger Transactions Cost		0	[3]	0	[4]	0	[5]
Retirements (Sales And Other Decrease) Cost		(13,000,000)	[3]	(22,000,000)	[4]	(101,000,000)	[5]
Transfers Other Movements And Exchange Differences Cost		60,000,000	[3]	25,000,000	[4]	29,000,000	[5]
Contributions For Incorporation Of Companies To The Group	[3]	0
Cost At The End		208,000,000		132,000,000		124,000,000
Societies In The Process Of Sale [Member] | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		1,716,000,000		29,000,000		18,623,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	[2]	83,266,000,000		1,676,000,000		0
Contributions From Merger Transactions Cost	[2]	0		0		0
Retirements (Sales And Other Decrease) Cost	[2]	(190,000,000)		0		(18,594,000,000)
Transfers Other Movements And Exchange Differences Cost	[2]	0		11,000,000		0
Contributions For Incorporation Of Companies To The Group	[2]	0
Cost At The End		84,792,000,000		1,716,000,000		29,000,000
Societies In The Process Of Sale [Member] | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		0		0		0
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale	[2]	0		0		0
Retirements Due To Companies In The Process Of Sale	[2]	0		0		0
Contributions From Merger Transactions Cost	[2]	0		0		0
Retirements (Sales And Other Decrease) Cost	[2]	0		0		0
Transfers Other Movements And Exchange Differences Cost	[2]	0		0		0
Contributions For Incorporation Of Companies To The Group	[2]	0
Cost At The End		0		0		0
Total Member | Carrying Amount Member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		3,622,000,000		2,629,000,000		25,201,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		83,551,000,000		2,351,000,000		696,000,000
Contributions From Merger Transactions Cost		0		2,000,000		0
Retirements (Sales And Other Decrease) Cost		(523,000,000)		(1,229,000,000)		(23,310,000,000)
Transfers Other Movements And Exchange Differences Cost	[2]	(48,000,000)		(131,000,000)		42,000,000
Contributions For Incorporation Of Companies To The Group		(21,000,000)
Cost At The End		86,581,000,000		3,622,000,000		2,629,000,000
Total Member | Impairment member
Cost non current assets or disposal groups classified as held for sale abstract
Cost At The Beginning		543,000,000		628,000,000		1,348,000,000
Changes Impairment Abstract
Additions other than through business combinations non current assets held for sale		103,000,000		72,000,000		206,000,000
Retirements Due To Companies In The Process Of Sale		0		5,000,000		2,000,000
Contributions From Merger Transactions Cost		0		0		0
Retirements (Sales And Other Decrease) Cost		(69,000,000)		(186,000,000)		(931,000,000)
Transfers Other Movements And Exchange Differences Cost		18,000,000		24,000,000		3,000,000
Contributions For Incorporation Of Companies To The Group		(1,000,000)
Cost At The End		€ 594,000,000		€ 543,000,000		€ 628,000,000

[1]	(*) 2018 figures correspo nd mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[2]	(** ) The variation corresponds mainly to the agreement for the sale of BBVA USA (see Note 3).
[3]	(*) Net of accumulated amortization unt il assets were reclassified as “Non-current assets and disposal groups classified as held for sale”
[4]	(*) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”
[5]	(*) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”